Selling, General and Administrative Expenses	12 Months Ended
Dec. 31, 2021
Disclosure of selling, general and administrative expenses [Abstract]
Selling, General and Administrative Expenses
Note 21 – Selling, General and Administrative Expenses

	For the Year Ended December 31,
	2021	2020	2019
	$ Thousands
Payroll and related expenses (1)	41,930	11,360	10,853
Depreciation and amortization	2,623	1,023	951
Professional fees	16,069	8,386	12,806
Business development expenses	1,566	1,998	1,947
Expenses in respect of acquisition of CPV Group	752	12,227	-
Other expenses	12,787	14,963	9,879
	75,727	49,957	36,436

(1) A portion of this relates to profit sharing for CPV Group employees

The fair value of the CPV Group’s Profit-Sharing Plan is recognized as an expense, against a corresponding increase in liability, over the period in which the unconditional right to payment is achieved. The liability is remeasured at each reporting date until the settlement date. Any change in the fair value of the liability is recognized in the consolidated statements of profit and loss. In 2021, the CPV Group recorded expenses in the amount of approximately NIS 50 million (approximately $15 million).